Financial assets at amortized cost - Other Financial Assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Financial Assets [Abstract]
Financial assets pledged as collateral	$ 80,840,899	$ 91,851,261
Sundry debtors	49,392,813	42,857,988
Receivables from sale of ownership interest in Prisma Medios de Pago S.A.	40,474,563	33,628,764
Receivable from financial institution for spot transactions pending settlement	921,900	14,228,177
Receivable from non-financial institution for spot transactions pending settlement	874,585	273,352
Others	127,093	186,183
Allowances for ECL	(1,418,944)	(1,438,804)
TOTAL	$ 171,212,909	$ 181,586,921